Related party transactions - Transactions with Baring Private Equity Asia (Details) shares in Millions			12 Months Ended
	Dec. 20, 2023 shares	Feb. 03, 2021 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related party transactions
Balances due from related party | $			$ 0	$ 0
Balances due to related party | $			$ 0	$ 0
Shares issued (in shares)		21.0
Multiple voting shares
Related party transactions
Share split ratio		4.5	4.5
Baring Private Equity Asia | Multiple voting shares
Related party transactions
Shares issued (in shares)		82.0
Common shares converted (in shares)	33.0
Proportion of voting rights held by non-controlling interests	10.50%
Baring Private Equity Asia | Multiple Voting Shares Issued in Initial Public Offering
Related party transactions
Number of shares converted to subordinate voting shares (in shares)		15.0
Baring Private Equity Asia | Multiple Voting Shares Issued in Secondary Public Offering
Related party transactions
Number of shares converted to subordinate voting shares (in shares)		14.0